Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Non-interest Income from Customer Contracts

	Years ended December 31,
	2023	2022	2021
	(dollars in thousands)

Fees and gains on sales of mortgage loans(1)	$2,635	$2,973	$9,997
Service charges on deposits	7,890	7,382	6,137
Debit and credit card interchange income, net	8,490	8,416	7,783
Brokerage income	7,184	6,929	6,368
BOLI and annuity earnings(1)	1,667	1,346	1,109
Security gain (loss), net(1)	(1,009)	(1,620)	28
Other non-interest income	1,432	1,855	1,428
Total non-interest income	$28,289	$27,281	$32,850